Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Valuation Allowance	$ 123	$ 139
State net operating loss carry-forward deferred tax asset	123	139
Unrealized loss related to securities available for sale	161	2
Unrealized loss related to SERP	391	448
Unrealized gain (loss) related to interest rate swap	712	$ (17)
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 2,100